Exploration and Evaluation	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Exploration and evaluation
B.2	Exploration and evaluation

	Asia Pacific US$m	Americas US$m	Africa US$m	Total US$m

Year ended 31 December 2023
Carrying amount at 1 January 2023	529	240	38	807
Additions	79	161	6	246
Amortisation of licence acquisition costs	-	(2)	(2)	(4)
Expensed 1	(31)	(28)	(18)	(77)
Transferred exploration and evaluation 2	(9)	(295)	-	(304)

Carrying amount at 31 December 2023	568	76	24	668

Year ended 31 December 2022
Carrying amount at 1 January 2022	546	-	68	614
Acquisitions through business combination 3	-	180	-	180
Additions	19	204	17	240
Disposals	-	(10)	-	(10)
Amortisation of licence acquisition costs	-	(8)	(2)	(10)
Expensed 1	-	(126)	(45)	(171)
Transferred exploration and evaluation	(36)	-	-	(36)

Carrying amount at 31 December 2022	529	240	38	807

Exploration commitments

Year ended 31 December 2023	3	1	35	39
Year ended 31 December 2022	1	1	27	29

1.	$77 million (2022: $125 million) relates to costs of unsuccessful wells.
2.
On 20 June 2023, the Group made a final investment decision to develop the Trion resource in Mexico. Related exploration and evaluation assets of $274 million
were transferred to oil and gas properties.

3.	Refer to Note B.5 for details of business combination.
Recognition and measurement
Expenditure on exploration and evaluation is accounted for in accordance with the area of interest method.
Areas of interest are based on a geographical area for which the rights of tenure are current. All exploration and evaluation expenditure, including general permit activity, geological and geophysical costs and new venture activity costs, is expensed as incurred except for the following:

•	where the expenditure relates to an exploration discovery for which the assessment of the existence or otherwise of economically recoverable hydrocarbons is not yet complete; or
•	where the expenditure is expected to be recouped through successful exploitation of the area of interest, or alternatively, by its sale.
The costs of acquiring interests in new exploration and evaluation licences are capitalised. The costs of drilling exploration wells are initially capitalised pending the results of the well.
Costs are expensed where the well does not result in the successful discovery of economically recoverable hydrocarbons and the recognition of an area of interest.
Subsequent to the recognition of an area of interest, all further evaluation costs relating to that area of interest are capitalised.
Upon approval for the commercial development of an area of interest, accumulated expenditure for the area of interest is transferred to oil and gas properties.
In the consolidated statement of cash flows, those cash flows associated with capitalised exploration and evaluation expenditure, including unsuccessful wells, are classified as cash flows used in investing activities.
Exploration commitments
The Group has exploration expenditure obligations which are contracted for, but not provided for in the financial statements. These obligations may be varied from time to time and are expected to be fulfilled in the normal course of the Group’s operations.
Impairment
Refer to Note B.4 for details on impairment, including any write-offs.

Key estimates and judgements

(a) Area of interest
Typically, an area of interest (AOI) is defined by the Group as an individual geographical area whereby the presence of hydrocarbons is considered favourable or proved to exist. The Group has established criteria to recognise and maintain an AOI.

(b) Transfer to projects in development
Development activities commence after project sanctioning by the appropriate level of management. Judgement is applied by management in determining when the project is technically feasible and economically viable to transfer to projects in development.